Note 12 - Income Taxes - Components of Deferred Income Taxes (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Compensation accruals	$ 42,893	$ 87,131
Accruals and reserves	191,804	204,083
Deferred revenue	80,005	36,169
Charitable contribution carryover	1,742	1,724
Derivatives	0	349
Intangibles	696,622	852,414
Capitalized R&D	1,016,330	919,789
Depreciation	0	59,511
Lease liabilities	551,917	703,026
NQSO compensation	542,609	627,997
NOL and credits	24,479,583	21,737,285
Total deferred tax assets	27,603,505	25,229,478
Depreciation	(31,863)	0
Lease right-of-use assets	(513,256)	(691,119)
Total deferred tax liabilities	(545,119)	(691,119)
Net deferred tax assets	27,058,386	24,538,359
Less: valuation allowance	(27,058,386)	(24,538,359)
Total	$ 0	$ 0